Convertible Note - Summary of Convertible Debt (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Balance, beginning	$ 50,505
Proceeds - net	450,000		950,000
Balance, end	285,997		50,505
Balance - Accrued Interest Payable	5,479
Interest Expense	25,479		5,479
Balance - Accrued Interest Payable			5,479
Balance, In-Default
Balance, In-Default
Convertible Notes Payable [Member]
Balance, beginning	50,505
Proceeds - net	500,000		950,000
Original issue discount			50,000
Debt discount recorded	(500,000)		(1,000,000)
Amortization of debt discount	235,492		50,505
Balance, end	285,997		50,505
Balance, In-Default
Balance, In-Default